DERIVATIVES, Designated Derivative Liabilities (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2020 USD ($) Instrument	Dec. 31, 2019 USD ($)
Derivatives [Abstract]
Credit risk adjusted fair value	$ (55,845)	$ (27,943)
Interest Rate Swap Contracts [Member]
Derivatives [Abstract]
Credit risk adjusted fair value	$ (55,800)	$ (27,900)
Designated Derivatives [Member]
Derivatives [Abstract]
Quantity | Instrument	30
Contract notional amount	$ 715,142
Designated Derivatives [Member] | Derivative Liabilities [Member]
Derivatives [Abstract]
Credit risk adjusted fair value	(54,870)
Loss recognized in accumulated comprehensive loss, net of deferred tax	$ (45,439)
Designated Derivatives [Member] | Interest Rate Swap Contracts [Member]
Derivatives [Abstract]
Quantity | Instrument	30
Contract notional amount	$ 715,142
Loss recognized in accumulated comprehensive loss, net of deferred tax	$ (45,439)
Designated Derivatives [Member] | Interest Rate Swap Contracts [Member] | Minimum [Member]
Derivatives [Abstract]
Maturity date	Feb. 09, 2023
Hedge interest rate	2.28%
Designated Derivatives [Member] | Interest Rate Swap Contracts [Member] | Maximum [Member]
Derivatives [Abstract]
Maturity date	Dec. 08, 2025
Hedge interest rate	3.13%
Designated Derivatives [Member] | Interest Rate Swap Contracts [Member] | Derivative Liabilities [Member]
Derivatives [Abstract]
Credit risk adjusted fair value	$ (53,004)
Accrued interest	$ (1,866)